Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	$ 114,836
Ending balance, property, plant and equipment	112,902	$ 114,836
Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,180
Ending balance, property, plant and equipment	3,007	3,180
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,833
Ending balance, property, plant and equipment	1,922	1,833
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	73,849
Ending balance, property, plant and equipment	73,516	73,849
Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	23,675
Ending balance, property, plant and equipment	22,813	23,675
Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	594
Ending balance, property, plant and equipment	454	594
Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,523
Ending balance, property, plant and equipment	3,158	3,523
Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	8,182
Ending balance, property, plant and equipment	8,032	8,182
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	17,259
Ending balance, property, plant and equipment	19,704	17,259
Property plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	106,145
Ending balance, property, plant and equipment	104,820	106,145
Property plant and equipment not subject to operating leases | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	278,062	280,807
Exchange adjustments	(1,634)	1,670
Additions	11,218	10,124
Acquisitions	1	514
Transfers from intangible assets	38	605
Reclassified as assets held for sale	7,399	1,425
Deletions and disposals	(7,752)	(14,233)
Ending balance, property, plant and equipment	272,534	278,062
Property plant and equipment not subject to operating leases | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(171,917)	(157,186)
Exchange adjustments	815	(879)
Charge for the year	12,531	12,526
Reclassified as assets held for sale	(7,399)	(326)
Impairment losses	3,297	12,475
Impairment reversals	(4,827)	(89)
Deletions and disposals	6,990	10,734
Ending balance, property, plant and equipment	(167,714)	(171,917)
Property plant and equipment not subject to operating leases | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,180
Ending balance, property, plant and equipment	3,007	3,180
Property plant and equipment not subject to operating leases | Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,872	3,609
Exchange adjustments	(205)	219
Additions	68	101
Acquisitions	0	89
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(22)	(146)
Ending balance, property, plant and equipment	3,713	3,872
Property plant and equipment not subject to operating leases | Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(692)	(581)
Exchange adjustments	29	(35)
Charge for the year	48	113
Reclassified as assets held for sale	0	0
Impairment losses	4	8
Impairment reversals	0	0
Deletions and disposals	9	45
Ending balance, property, plant and equipment	(706)	(692)
Property plant and equipment not subject to operating leases | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	579
Ending balance, property, plant and equipment	591	579
Property plant and equipment not subject to operating leases | Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,210	1,422
Exchange adjustments	(19)	6
Additions	59	63
Acquisitions	0	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(5)	(281)
Ending balance, property, plant and equipment	1,245	1,210
Property plant and equipment not subject to operating leases | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(631)	(697)
Exchange adjustments	10	(6)
Charge for the year	36	46
Reclassified as assets held for sale	0	0
Impairment losses	0	9
Impairment reversals	(3)	(1)
Deletions and disposals	0	126
Ending balance, property, plant and equipment	(654)	(631)
Property plant and equipment not subject to operating leases | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	73,772
Ending balance, property, plant and equipment	73,484	73,772
Property plant and equipment not subject to operating leases | Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	214,323	214,352
Exchange adjustments	0	0
Additions	7,931	6,922
Acquisitions	0	0
Transfers from intangible assets	38	605
Reclassified as assets held for sale	7,399	1,425
Deletions and disposals	(6,859)	(6,131)
Ending balance, property, plant and equipment	208,034	214,323
Property plant and equipment not subject to operating leases | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(140,551)	(124,766)
Exchange adjustments	0	0
Charge for the year	10,193	10,068
Reclassified as assets held for sale	(7,399)	(326)
Impairment losses	2,340	11,705
Impairment reversals	(4,794)	(83)
Deletions and disposals	6,341	5,579
Ending balance, property, plant and equipment	(134,550)	(140,551)
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	22,883
Ending balance, property, plant and equipment	22,196	22,883
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	42,914	46,724
Exchange adjustments	(736)	801
Additions	2,187	1,539
Acquisitions	1	35
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(329)	(6,185)
Ending balance, property, plant and equipment	44,037	42,914
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(20,031)	(21,527)
Exchange adjustments	370	(424)
Charge for the year	1,502	1,312
Reclassified as assets held for sale	0	0
Impairment losses	937	744
Impairment reversals	0	0
Deletions and disposals	259	3,976
Ending balance, property, plant and equipment	(21,841)	(20,031)
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	573
Ending balance, property, plant and equipment	439	573
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,418	2,532
Exchange adjustments	(31)	33
Additions	171	586
Acquisitions	0	5
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(327)	(738)
Ending balance, property, plant and equipment	2,231	2,418
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(1,845)	(2,006)
Exchange adjustments	21	(26)
Charge for the year	158	170
Reclassified as assets held for sale	0	0
Impairment losses	0	2
Impairment reversals	0	0
Deletions and disposals	190	359
Ending balance, property, plant and equipment	(1,792)	(1,845)
Property plant and equipment not subject to operating leases | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	668
Ending balance, property, plant and equipment	645	668
Property plant and equipment not subject to operating leases | Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,049	3,474
Exchange adjustments	(16)	8
Additions	40	49
Acquisitions	0	9
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(40)	(491)
Ending balance, property, plant and equipment	3,033	3,049
Property plant and equipment not subject to operating leases | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(2,381)	(2,744)
Exchange adjustments	12	(9)
Charge for the year	71	77
Reclassified as assets held for sale	0	0
Impairment losses	12	4
Impairment reversals	(30)	(5)
Deletions and disposals	34	448
Ending balance, property, plant and equipment	(2,388)	(2,381)
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	4,490
Ending balance, property, plant and equipment	4,458	4,490
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	10,276	8,694
Exchange adjustments	(627)	603
Additions	762	864
Acquisitions	0	376
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(170)	(261)
Ending balance, property, plant and equipment	10,241	10,276
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(5,786)	(4,865)
Exchange adjustments	373	(379)
Charge for the year	523	740
Reclassified as assets held for sale	0	0
Impairment losses	4	3
Impairment reversals	0	0
Deletions and disposals	157	201
Ending balance, property, plant and equipment	(5,783)	(5,786)
Property, plant and equipment subject to operating leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	8,691
Ending balance, property, plant and equipment	8,082	8,691
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	1,982	2,290
Property, plant and equipment subject to operating leases [member] | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	0
Ending balance, property, plant and equipment	0	0
Property, plant and equipment subject to operating leases [member] | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,254
Ending balance, property, plant and equipment	1,331	1,254
Property, plant and equipment subject to operating leases [member] | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	209	192
Property, plant and equipment subject to operating leases [member] | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	77
Ending balance, property, plant and equipment	32	77
Property, plant and equipment subject to operating leases [member] | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	27	43
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	792
Ending balance, property, plant and equipment	617	792
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	279	637
Property, plant and equipment subject to operating leases [member] | Drilling rigs [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	284
Ending balance, property, plant and equipment	203	284
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	21
Ending balance, property, plant and equipment	15	21
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	10	10
Property, plant and equipment subject to operating leases [member] | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,855
Ending balance, property, plant and equipment	2,513	2,855
Property, plant and equipment subject to operating leases [member] | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	844	829
Property, plant and equipment subject to operating leases [member] | Ships [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,521
Ending balance, property, plant and equipment	2,230	2,521
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,692
Ending balance, property, plant and equipment	3,574	3,692
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	$ 613	$ 579